Stock-Based Compensation (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock-Based Compensation
8.	Accrued Compensation

Accrued compensation consisted of the following at December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Accrued vacation	$260,000	$267,000
Accrued salaries	236,000	251,000
Accrued bonuses	77,000	32,000
Accrued commissions	15,000	22,000
Total accrued compensation	$588,000	$572,000

Brooklyn Immunotherapeutics, LLC [Member]
Stock-Based Compensation
NOTE 11	STOCK-BASED COMPENSATION

The Company recorded stock-based compensation expense of $68,202 during the nine months ended September 30, 2020 and recognized $68,674 during the nine months ended September 30, 2019, related to the amortization of the restricted common units, which is included in general and administrative expenses on the accompanying condensed statements of operations.